DIVIDENDS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
DIVIDENDS
Payments of dividend			$ 69,848	$ 33,022
O 2025 Q1 Dividends
DIVIDENDS
Date Declared		Feb. 26, 2025
Dividends, Per Share, Declared		$ 0.0608
Date of Record		Mar. 13, 2025
Payments of dividend		$ 36,900
Dividends Payable, Date to be Paid		Jun. 30, 2025
O 2025 Q1 Dividends | ADR
DIVIDENDS
Dividends, Per Share, Declared		$ 0.0608
O 2025 Q3 Dividends
DIVIDENDS
Date Declared	Aug. 26, 2025
Dividends, Per Share, Declared	$ 0.054
Date of Record	Sep. 11, 2025
Payments of dividend	$ 33,000
Dividends Payable, Date to be Paid	Oct. 31, 2025
O 2025 Q3 Dividends | ADR
DIVIDENDS
Dividends, Per Share, Declared	$ 0.054